NORTHERN LIGHTS FUND TRUST IV

January 5, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Northern Lights Fund Trust IV- Anchor Risk Managed Income Strategies Fund and Anchor Risk Managed Equity Strategies Fund
Post Effective Amendment No. 378 to the Registration Statement on Form N-1A
(File No. 333-204808, CIK No. 0001644419 )

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust IV (the “Trust”), on behalf of Anchor Risk Managed Income Strategies Fund and Anchor Risk Managed Equity Strategies Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 378 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on December 22, 2025 (SEC Accession No. 0001580642-25-007969).

Questions related to this filing should be directed to Zeynep Kart of Thompson Hine LLP at (614) 469-3215.

Very truly yours,

/s/ Jennifer Farrell
Jennifer Farrell
Secretary

cc: Bibb Strench, Esq.

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